Contingent Liabilities (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Contingent Liabilities
Contractual purchase obligations for 2019	$ 16,172
Contractual purchase obligations for 2020 and 2021	18,687
Contractual purchase obligations for 2022 and 2023	10,310
Contractual purchase obligations for years 2024 and thereafter	$ 18,492